UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02871

LORD ABBETT DEVELOPING GROWTH FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	7/31

Date of reporting period:	4/30/2009

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2009

Investments	Shares	Value (000)
LONG-TERM INVESTMENTS 99.19%

COMMON STOCKS 99.19%

Advertising Agency 0.72%
Constant Contact, Inc.*	324,254	$5,165

Air Transportation 0.54%
Allegiant Travel Co.*	73,730	3,837

Auto Components 0.53%
Westport Innovations, Inc. (Canada)*(a)	748,471	3,772

Banks 0.99%
Glacier Bancorp, Inc.	179,957	2,757
SVB Financial Group*	207,865	4,315
Total		7,072

Beverage: Soft Drinks 1.99%
Green Mountain Coffee Roasters, Inc.*	88,145	6,374
Hansen Natural Corp.*	193,027	7,868
Total		14,242

Biotechnology Research & Production 4.83%
Acorda Therapeutics, Inc.*	179,266	3,555
Alexion Pharmaceuticals, Inc.*	244,534	8,172
Dendreon Corp.*	108,400	2,298
Genomic Health, Inc.*	222,611	5,009
Myriad Genetics, Inc.*	143,292	5,558
Onyx Pharmaceuticals, Inc.*	169,170	4,382
OSI Pharmaceuticals, Inc.*	167,711	5,630
Total		34,604

Casinos & Gambling 1.79%
Penn National Gaming, Inc.*	232,300	7,903
WMS Industries, Inc.*	154,200	4,951
Total		12,854

Communications Technology 4.81%
Aruba Networks, Inc.*	1,839,314	8,626
Ciena Corp.*	498,013	5,951
Infinera Corp.*	38,590	326
Riverbed Technology, Inc.*	617,344	11,310
Starent Networks Corp.*	419,102	8,269
Total		34,482

Computer Services, Software & Systems 8.11%
3PAR, Inc.*	522,396	4,002
Ariba, Inc.*	518,200	4,980
Blackboard, Inc.*	139,242	4,738
Concur Technologies, Inc.*	67,595	1,830
Equinix, Inc.*	67,257	4,723
GSI Commerce, Inc.*	443,868	6,307
Longtop Financial Technologies Ltd. ADR*	118,197	2,797
Netezza Corp.*	770,778	6,236
NetSuite, Inc.*	502,604	7,031
Omniture, Inc.*	269,696	3,323
Rosetta Stone, Inc.*	42,881	1,284
Synchronoss Technologies, Inc.*	495,755	6,584
Taleo Corp. Class A*	354,196	4,254
Total		58,089

Computer Technology 1.90%
Data Domain, Inc.*	123,504	2,048
Synaptics, Inc.*	347,666	11,292
VanceInfo Technologies, Inc. ADR*	32,864	262
Total		13,602

Construction 0.50%
Orion Marine Group, Inc.*	240,443	3,602

Consumer Electronics 0.64%
Shanda Interactive Entertainment Ltd. ADR*	95,496	4,568

Cosmetics 0.26%
Bare Escentuals, Inc.*	199,400	1,846

Diversified Financial Services 1.05%
Greenhill & Co., Inc.	75,982	5,891
Stifel Financial Corp.*	33,100	1,630
Total		7,521

Diversified Manufacturing 0.98%
Hexcel Corp.*	405,487	3,889
Koppers Holdings, Inc.	165,378	3,136
Total		7,025

Drugs & Pharmaceuticals 1.04%
Eurand NV (Netherlands)*(a)	454,884	5,004
United Therapeutics Corp.*	39,450	2,478
Total		7,482

Education Services 1.15%
American Public Education, Inc.*	90,487	3,258
K12, Inc.*	190,177	3,343
Strayer Education, Inc.	8,708	1,649
Total		8,250

Electrical Equipment & Components 3.35%
American Superconductor Corp.*	557,547	14,329
MYR Group, Inc.*	645,771	9,628
Total		23,957

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2009

Investments	Shares	Value (000)
Electronics 0.48%
II-VI, Inc.*	143,053	$3,429

Electronics: Instruments, Gauges & Meters 0.31%
Itron, Inc.*	48,000	2,208

Electronics: Medical Systems 4.47%
DexCom, Inc.*	1,019,509	4,567
Haemonetics Corp.*	60,400	3,118
Illumina, Inc.*	214,504	8,012
Masimo Corp.*	209,621	6,058
Thoratec Corp.*	352,861	10,254
Total		32,009

Electronics: Semi-Conductors/Components 7.12%
Atheros Communications, Inc.*	208,621	3,592
Cavium Networks, Inc.*	405,707	5,104
Diodes, Inc.*	464,509	6,912
IPG Photonics Corp.*	195,115	2,179
MEMC Electronic Materials, Inc.*	293,000	4,747
Monolithic Power Systems, Inc.*	332,427	6,150
NetLogic Microsystems, Inc.*	274,551	8,948
Silicon Laboratories, Inc.*	272,582	9,066
Sunpower Corp.*	33,221	842
Varian Semiconductor Equipment Associates, Inc.*	135,800	3,475
Total		51,015

Energy Equipment 0.27%
Energy Conversion Devices, Inc.*	104,550	1,922

Energy: Miscellaneous 2.82%
Clean Energy Fuels Corp.*	533,236	4,511
EnerNOC, Inc.*	784,732	13,709
Suntech Power Holdings Co., Ltd. ADR*	134,500	2,008
Total		20,228

Financial Data Processing Services & Systems 0.66%
CyberSource Corp.*	321,519	4,697

Financial Information Services 0.87%
Bankrate, Inc.*	249,980	6,250

Foods 0.40%
Zhongpin, Inc. (China)*(a)	325,052	2,844

Health & Personal Care 2.13%
athenahealth, Inc.*	93,535	2,974
CardioNet, Inc.*	285,626	5,927
HMS Holdings Corp.*	98,069	2,940
Phase Forward, Inc.*	239,362	3,413
Total		15,254

Hotel/Motel 0.60%
Home Inns & Hotels Management, Inc. ADR*	310,594	4,280

Identification Control & Filter Devices 0.63%
Energy Recovery, Inc.*	574,953	4,531

Insurance: Multi-Line 0.72%
eHealth, Inc.*	268,402	5,151

Investment Management Companies 1.41%
Affiliated Managers Group, Inc.*	149,763	8,514
Calamos Asset Management, Inc.	139,714	1,594
Total		10,108

Jewelry, Watches & Gemstones 0.76%
Fossil, Inc.*	268,542	5,414

Leisure Time 0.79%
Changyou.com Ltd. ADR*	183,120	5,631

Machinery: Industrial/Specialty 1.94%
Chart Industries, Inc.*	198,412	2,744
Colfax Corp.*	569,967	4,919
Middleby Corp. (The)*	142,533	6,239
Total		13,902

Machinery: Oil Well Equipment & Services 2.58%
Core Laboratories NV (Netherlands)(a)	70,796	5,892
Dril-Quip, Inc.*	173,800	5,975
Oceaneering International, Inc.*	145,027	6,609
Total		18,476

Medical & Dental Instruments & Supplies 3.27%
Align Technology, Inc.*	433,596	5,381
NuVasive, Inc.*	174,099	6,598
VNUS Medical Technologies, Inc.*	355,580	7,876
Volcano Corp.*	270,134	3,563
Total		23,418

Metal Fabricating 0.33%
RBC Bearings, Inc.*	126,637	2,343

Miscellaneous: Business & Consumer Discretionary 1.64%
Knot, Inc. (The)*	508,048	4,608

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2009

Investments	Shares	Value (000)
Miscellaneous: Business & Consumer Discretionary (continued)
MercadoLibre, Inc. (Argentina)*(a)	261,373	$7,143
Total		11,751

Miscellaneous: Healthcare 0.50%
MedAssets, Inc.*	208,346	3,592

Miscellaneous: Producer Durables 0.29%
BE Aerospace, Inc.*	191,074	2,062

Miscellaneous: Technology 0.49%
Vocus, Inc.*	208,364	3,542

Oil: Crude Producers 2.57%
Arena Resources, Inc.*	174,738	5,010
Bill Barrett Corp.*	87,796	2,281
Encore Acquisition Co.*	212,767	6,211
EXCO Resources, Inc.*	417,180	4,914
Total		18,416

Printing & Copying Services 1.38%
VistaPrint Ltd.*	288,398	9,906

Production Technology Equipment 0.44%
ATMI, Inc.*	201,538	3,182

Railroad Equipment 0.95%
Wabtec Corp.	179,200	6,835

Railroads 0.66%
Genesee & Wyoming, Inc. Class A*	156,968	4,709

Restaurants 3.04%
BJ’s Restaurants, Inc.*	385,459	6,356
Chipotle Mexican Grill, Inc. Class A*	80,494	6,527
P.F. Chang’s China Bistro, Inc.*	108,600	3,278
Panera Bread Co. Class A*	99,980	5,600
Total		21,761

Retail 6.14%
Aaron’s, Inc.	166,894	5,601
Aeropostale, Inc.*	279,573	9,497
Blue Nile, Inc.*	103,822	4,419
Buckle, Inc. (The)	131,700	4,922
Dick’s Sporting Goods, Inc.*	261,144	4,962
Lumber Liquidators, Inc.*	267,310	3,999
Netflix, Inc.*	185,923	8,424
PetMed Express, Inc.*	132,600	2,156
Total		43,980

Securities Brokerage & Services 1.79%
Jefferies Group, Inc.	256,439	5,019
KBW, Inc.*	322,810	7,809
Total		12,828

Services: Commercial 5.69%
Ctrip.com International Ltd. ADR	192,210	5,943
E-House China Holdings Ltd. ADR*	614,000	7,607
FTI Consulting, Inc.*	139,953	7,681
Kforce, Inc.*	245,784	2,682
Resources Connection, Inc.*	136,100	2,661
Robert Half International, Inc.	330,556	7,940
TeleTech Holdings, Inc.*	470,036	6,237
Total		40,751

Shoes 0.49%
Steven Madden Ltd.*	120,000	3,530

Steel 0.52%
Allegheny Technologies, Inc.	113,763	3,723

Telecommunications Equipment 0.23%
MasTec, Inc.*	129,600	1,621

Textiles Apparel Manufacturers 2.52%
J. Crew Group, Inc.*	107,658	1,853
lululemon athletica, Inc. (Canada)*(a)	658,950	9,192
True Religion Apparel, Inc.*	208,777	3,290
Under Armour, Inc. Class A*	158,924	3,741
Total		18,076

Truckers 0.53%
Knight Transportation, Inc.	215,400	3,808

Utilities: Electrical 0.66%
ITC Holdings Corp.	108,930	4,742

Utilities: Telecommunications 0.92%
Cbeyond, Inc.*	323,454	6,592

Total Common Stocks (cost $653,413,933)		710,487

WARRANT 0.00%

Computer Technology
Lantronix, Inc. *~ (cost $0)	7,405	—	(b)

Total Long-Term Investments (cost $653,413,933)		710,487

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2009

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 1.86%

Repurchase Agreement
Repurchase Agreement dated 4/30/2009, 0.01% due 5/1/2009 with State Street Bank & Trust Co. collateralized by $13,615,000 of U.S. Treasury Bill at 0.07% due 5/21/2009; value: $13,615,000; proceeds: $13,347,011 (cost $13,347,007)	$13,347	$13,347

Total Investments in Securities 101.05% (cost $666,760,940)		723,834

Liabilities in Excess of Other Assets (1.05%)		(7,530)
Net Assets 100.00%		$716,304

ADR   American Depositary Receipt.

*   Non-income producing security.

~   Fair Valued Security (See Note 2 (a)).

(a) Foreign security traded in U.S. dollars.

(b) Security is valued at zero.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.   ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.  The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)  Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest).  If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(d)  Fair Value Measurements-The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective August 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•      Level 1 – quoted prices in active markets for identical investments;

•      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments carried at value:

1

Notes to Schedule of Investments (unaudited)(concluded)

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$723,833,601
Level 2 - Other Significant Observable Inputs	—	(1)
Total	$723,833,601

(1)  Fair valued security valued at zero for the period ending April 30, 2009.

3.   FEDERAL TAX INFORMATION

As of April 30, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$703,508,503
Gross unrealized gain	66,148,060
Gross unrealized loss	(45,822,962)
Net unrealized security gain	$20,325,098

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

4.   RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”), which is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position, financial performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and disclosures.

In April 2009, FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

2

Item 2:           Controls and Procedures.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:           Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: June 25, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: June 25, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 25, 2009